Finance Income And Costs	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Income And Costs [Abstract]
Finance Income and Costs	Finance Income and Costs
Details of finance income and costs for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023		2022		2021
	(In millions of Korean won)
Finance income
Interest income	₩	11,492	₩	4,501	₩	1,383
Unrealized foreign currency gain	1,417		689		134
Gain on foreign currency transactions	10,358		10,763		3,751
Total	₩	23,267	₩	15,953	₩	5,268
Finance costs
Unrealized foreign currency loss	₩	1,595	₩	1,311	₩	211
Loss on foreign currency transactions	13,178		9,341		2,360
Interest expense	162		127		115
Total	₩	14,935	₩	10,779	₩	2,686